Leases (Tables)	9 Months Ended
Sep. 30, 2025
Lease liabilities [abstract]
Summary of Lease Liabilities

Total
As at December 31, 2024	2,927
Additions	162
Interest Expense (Note 3)	126
Lease Payments	(392)
Divestitures (Note 5)	(39)
Exchange Rate Movements and Other	88
As at September 30, 2025	2,872
Less: Current Portion	342
Long-Term Portion	2,530